LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Total Operating Lease Cost
For the years ended December 31, 2024, and 2023, the Company’s total operating lease cost was comprised of the following:

	Year Ended December 31,
(in thousands)	2024	2023

Operating lease cost	$477	$481
Variable lease cost	50	52
Total lease cost	$527	$533

Schedule of Maturities of Operating Lease Liabilities
As of December 31, 2024, maturities of the Company's operating lease liabilities, which do not include short-term leases and variable lease payments, are as follows:

(in thousands)

2025	$571
2026	585
2027	600
2028	615
2029	630
Thereafter	2,101
Total Lease Payments	5,102
Less: imputed interest	(819)
Present value of total lease liabilities	$4,283